Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 123,015	€ 113,766
Financial assets at fair value through other comprehensive income	41,116	31,625
Financial liabilities at fair value through profit or loss	94,638	93,019
Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	38,281	29,095
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	8,179	6,635
Financial assets at fair value through other comprehensive income	938	891
Total financial assets	9,118	7,526	€ 6,228
Financial liabilities at fair value through profit or loss	729	732
Financial liabilities, at fair value	€ 729	€ 732	€ 330
Level 3 | Debt securities | Price (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		97.00%
Level 3 | Debt securities | Price (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		100.00%
Level 3 | Debt securities | Price (price per share) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	97	208
Level 3 | Debt securities | Price (price per share) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	236	208
Level 3 | Debt securities | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0094	0.0060
Level 3 | Debt securities | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0094	0.0100
Level 3 | Loans and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 2,298	€ 1,485
Financial liabilities at fair value through profit or loss	€ 13
Level 3 | Loans and advances | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Loans and advances | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	117.00%	100.00%
Level 3 | Loans and advances | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0001	0.0002
Level 3 | Loans and advances | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0012	0.0012
Level 3 | (Reverse) repo's
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1,832	€ 1,062
Level 3 | (Reverse) repo's | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		3.00%
Level 3 | (Reverse) repo's | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		5.00%
Level 3 | Structured notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		€ 3
Financial liabilities at fair value through profit or loss	€ 47	€ 53
Level 3 | Structured notes | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	88.00%	84.00%
Level 3 | Structured notes | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	96.00%	107.00%
Level 3 | Structured notes | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0100	0.0096
Level 3 | Structured notes | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0101	0.0096
Level 3 | Structured notes | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	9.00%	13.00%
Level 3 | Structured notes | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	23.00%	42.00%
Level 3 | Structured notes | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.8	0.5
Level 3 | Structured notes | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	1.0
Level 3 | Structured notes | Equity/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.2)	(0.4)
Level 3 | Structured notes | Equity/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6	0.6
Level 3 | Structured notes | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Structured notes | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	8.00%
Level 3 | Derivatives at rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 283	€ 431
Financial liabilities at fair value through profit or loss	€ 301	€ 476
Level 3 | Derivatives at rates | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		2.00%
Level 3 | Derivatives at rates | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		2.00%
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0001	0.0049
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0003	0.0148
Level 3 | Derivatives at rates | Reset spread (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Derivatives at rates | Reset spread (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		1.00%
Level 3 | Derivatives at rates | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	5.00%
Level 3 | Derivatives at rates | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	13.00%
Level 3 | Derivatives at foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 2	€ 5
Financial liabilities at fair value through profit or loss	€ 3	€ 4
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	6.00%
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	18.00%	20.00%
Level 3 | Derivative at credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 216	€ 13
Financial liabilities at fair value through profit or loss	€ 343	€ 175
Level 3 | Derivative at credit | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivative at credit | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	100.00%
Level 3 | Derivative at credit | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0003	0.0005
Level 3 | Derivative at credit | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0149	0.0623
Level 3 | Derivatives at equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 20	€ 33
Financial liabilities at fair value through profit or loss	€ 17	€ 22
Level 3 | Derivatives at equity | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%
Level 3 | Derivatives at equity | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	21.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	12.00%	0.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	75.00%	77.00%
Level 3 | Derivatives at equity | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.2	0.5
Level 3 | Derivatives at equity | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	1.0	0.9
Level 3 | Derivatives at equity | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	1.00%
Level 3 | Derivatives at equity | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	14.00%	14.00%
Level 3 | Derivatives at equity | Derivatives at equity | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)	(0.5)
Level 3 | Derivatives at equity | Derivatives at equity | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	1.0	0.1
Level 3 | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 14	€ 1
Financial liabilities at fair value through profit or loss	€ 7
Level 3 | Other derivatives | Commodity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	11.00%	0.00%
Level 3 | Other derivatives | Commodity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	94.00%	63.00%
Level 3 | Loan and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 676	€ 643
Level 3 | Loan and advances | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	85.00%	67.00%
Level 3 | Loan and advances | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	96.00%	99.00%
Level 3 | Loan and advances | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		6.00%
Level 3 | Loan and advances | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		6.00%
Level 3 | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 263	€ 247
Level 3 | Equity | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%
Level 3 | Equity | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%
Level 3 | Equity | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.00052	0.00067
Level 3 | Equity | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.00052	0.00067
Level 3 | Equity | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	4.00%
Level 3 | Equity | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	4.00%
Level 3 | Equity | Price based | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other		70
Level 3 | Equity | Price based | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other		90
Level 3 | Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 150	€ 156
Level 3 | Equity securities | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	0	0
Level 3 | Equity securities | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	5,457	5,457
Level 3 | Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 3,364	€ 3,447
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	€ 0	€ 1
Level 3 | Debt securities | Debt securities | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Debt securities | Debt securities | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%	125.00%